Government Obligations (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2011	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008 Installment	Dec. 31, 2012
Government Obligations (Textual) [Abstract]
Aggregate payment to DOJ					$ 32,300	$ 55,500
Fines to DOJ					22,000
Amount paid on signing					10,000
Annual payment					4,000
Period for payment					3 years
Interest due on unpaid amounts					0
Interest due to SEC					10,300
Profit disgorgement					8,900
Pre-judgment interest, payable					1,400
Annual installment					2,575
Number of annual installment					4
Post-judgment interest					7,725
Aggregate obligation paid		6,575	6,575	6,575	12,575
Initial payment to the DOJ		4,000	4,000	4,000	10,000
Installment to the SEC, inclusive of all pre-judgment interest		2,575	2,575	2,575	2,575
Payment of the post-judgment interest owed under the settlement agreements	$ 118